Group Companies - Additional Information - Associates (Detail) € in Millions	12 Months Ended
Dec. 31, 2025 EUR (€)
Disclosure of associates [Line Items]
Period over which directors may be appointed	5 years
La Banque Postale Asset Management (LBPAM) [member] | Asset Management [member]
Disclosure of associates [Line Items]
Proportion of ownership interest in associate	25.00%
Name of associate	La Banque Postale Asset Management
Country of incorporation of associate	France
A.S.R. Nederland N.V [Member]
Disclosure of associates [Line Items]
Percentage of shareholding above which unanimous vote of the supervisory directors is required for capital management material reinsurance and capital allocation	20.00%
Merger and acquisition transactions above which affirmative vote of independent nominee is required	€ 500
A.S.R. Nederland N.V [Member] | Bottom of range [member]
Disclosure of associates [Line Items]
Percentage of shareholding for where vote of the non independent nominee is required for changes to dividend policy	20.00%
A.S.R. Nederland N.V [Member] | Criteria Two For Directors Appointment [Member] | Top of range [member]
Disclosure of associates [Line Items]
Percentage of shareholding for director appointment	20.00%
A.S.R. Nederland N.V [Member] | Criteria Two For Directors Appointment [Member] | Bottom of range [member]
Disclosure of associates [Line Items]
Percentage of shareholding for director appointment	10.00%
A.S.R. Nederland N.V [Member] | Criteria One For Directors Appointment [Member] | Bottom of range [member]
Disclosure of associates [Line Items]
Percentage of shareholding for director appointment	20.00%
A.S.R. Nederland N.V [Member] | Holding [Member]
Disclosure of associates [Line Items]
Proportion of ownership interest in associate	24.12%
Name of associate	ASR Nederland N.V
Principal place of business of associate	Utrecht
Americas [member] | Dawn Holdings LLC, Wilmington [Member]
Disclosure of associates [Line Items]
Proportion of ownership interest in associate	19.99%
Name of associate	Dawn Holdings LLC, Wilmington
Principal place of business of associate	United States